Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2019	Jan. 02, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies (Textual)
Cash equivalents, at carrying value			$ 0		$ 3
Allowance for doubtful trade receivables			1		$ 0
Future minimum lease payments			316
Right to Use Asset - Long Term	$ 29	$ 87
Lease Liability - Long Term	$ (29)	$ (87)